Related Party and Former Parent Transactions (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party and Former Parent Transactions
Consulting fee in operating expenses	$ 0		$ 231
Tax receivable agreement				$ 264,600
Onex Partners Advisor LP
Related Party and Former Parent Transactions
Consulting fee in operating expenses	$ 0		215	$ 470	$ 920	$ 1,230
Interest per annum	0.10%			0.10%
Interest expense				$ 327	905	1,557
Outstanding liability	$ 20			3	450
Management Fee Expense		$ 5,400		5,400
Baring
Related Party and Former Parent Transactions
Consulting fee in operating expenses	0		167	246	669	854
Outstanding liability	0			0	334
Management Fee Expense		$ 2,100		2,100
Controlled Affiliate Of Baring
Related Party and Former Parent Transactions
Outstanding liability	173			160	120	199
Payments to related party for supplies	$ 18		$ 240	765	531	388
Chief Executive Officer
Related Party and Former Parent Transactions
Outstanding liability				10
Payments to related party for supplies				756
Member of key management
Related Party and Former Parent Transactions
Outstanding liability				0	332
Payments to related party for supplies				$ 278	$ 865
Publons | Chief Executive Officer
Related Party and Former Parent Transactions
Payments to related party for supplies						$ 716